Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Total amounts recognised in the balance sheet	£ 2,744	£ 2,575
Retirement benefit assets	2,860	2,695
Retirement benefit obligations	(116)	(120)
Defined benefit pension schemes:
Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Total amounts recognised in the balance sheet	2,779	2,612
Other post-retirement schemes
Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Total amounts recognised in the balance sheet	(35)	(37)
Present value of funded obligations
Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Total amounts recognised in the balance sheet	(25,483)	(26,571)
Fair value of scheme assets
Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Total amounts recognised in the balance sheet	£ 28,262	£ 29,183